Stock-based compensation - Restricted share unit plan (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($) $ / shares shares
Performance restricted share units (PSUs)
Number of units
Beginning balance (in shares)	481,907	741,117	741,117
Granted (in shares)	211,754	122,274	122,274
Vested (in shares)	(201,104)	(372,924)	(372,924)
Forfeited (in shares)		(8,560)	(8,560)
Ending balance (in shares)	492,557	481,907	481,907
Weighted-average exercise price $ per share
Outstanding, beginning of period (CAD per unit) | $ / shares	$ 8.85	$ 5.92
Granted, Weighted average exercise price (CAD per unit) | $ / shares	8.55	13.12
Vested, Weighted average exercise price (CAD per unit) | $ / shares	8.51	4.45
Forfeited, Weighted average exercise price (CAD per unit) | $ / shares			$ 8.09
Outstanding, end of period (CAD per unit) | $ / shares	$ 8.86	$ 8.85
Vested (in shares)	201,104	372,924	372,924
Liability classified restricted share unit plan | Restricted share units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period for recognition in years following grant	2 years
Award vesting period	3 years
Equity classified restricted share unit plan | Restricted share units (RSUs)
Number of units
Beginning balance (in shares)	650,077	948,093	948,093
Granted (in shares)	298,142	193,450	193,450
Vested (in shares)	(269,484)	(465,194)	(465,194)
Forfeited (in shares)	(37,264)	(26,272)	(26,272)
Ending balance (in shares)	641,471	650,077	650,077
Weighted-average exercise price $ per share
Outstanding, beginning of period (CAD per unit) | $ / shares	$ 9.35	$ 5.88
Granted, Weighted average exercise price (CAD per unit) | $ / shares	8.55	13.40
Vested, Weighted average exercise price (CAD per unit) | $ / shares	6.19	4.15
Forfeited, Weighted average exercise price (CAD per unit) | $ / shares	8.81	6.01
Outstanding, end of period (CAD per unit) | $ / shares	$ 10.34	$ 9.35
Total unrecognized compensation costs related to non-vested non-option share-based payment arrangements | $	$ 3,290	$ 3,104	$ 3,104
Period for award recognition	1 year 7 months 6 days	1 year 3 months 18 days	1 year 3 months 18 days
Vested (in shares)	269,484	465,194	465,194
Settled (in shares)		426,514	426,514
Equity classified restricted share unit plan | Performance restricted share units (PSUs)
Number of units
Vested (in shares)	(201,104)	(372,924)	(372,924)
Weighted-average exercise price $ per share
Total unrecognized compensation costs related to non-vested non-option share-based payment arrangements | $	$ 3,405	$ 2,905	$ 2,905
Period for award recognition	1 year 7 months 6 days	1 year 2 months 12 days	1 year 2 months 12 days
Vested (in shares)	201,104	372,924	372,924
Settled (in shares)		334,244	334,244